Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,318,708.28

Principal:
Principal Collections	$14,341,542.41
Prepayments in Full	$8,062,925.97
Liquidation Proceeds	$267,833.89
Recoveries	$65,549.37
Sub Total	$22,737,851.64
Collections	$24,056,559.92

Purchase Amounts:
Purchase Amounts Related to Principal	$985,307.58
Purchase Amounts Related to Interest	$5,713.72
Sub Total	$991,021.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,047,581.22

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,047,581.22
Servicing Fee	$282,509.64	$282,509.64	$0.00	$0.00	$24,765,071.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,765,071.58
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,765,071.58
Interest - Class A-3 Notes	$6,247.46	$6,247.46	$0.00	$0.00	$24,758,824.12
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$24,611,265.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,611,265.79
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$24,527,779.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,527,779.71
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$24,458,446.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,458,446.38
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$24,360,779.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,360,779.71
Regular Principal Payment	$22,980,357.99	$22,980,357.99	$0.00	$0.00	$1,380,421.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,380,421.72
Residual Released to Depositor	$0.00	$1,380,421.72	$0.00	$0.00	$0.00
Total		$25,047,581.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,980,357.99
Total					$22,980,357.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$10,412,439.76	$15.82	$6,247.46	$0.01	$10,418,687.22	$15.83
Class A-4 Notes	$12,567,918.23	$70.98	$147,558.33	$0.83	$12,715,476.56	$71.81
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$22,980,357.99	$11.27	$404,291.87	$0.20	$23,384,649.86	$11.47

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$10,412,439.76	0.0158244	$0.00	0.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$164,502,081.77	0.9290229
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$327,472,439.76	0.1605367	$304,492,081.77	0.1492711

Pool Information
Weighted Average APR	4.593%	4.598%
Weighted Average Remaining Term	26.19	25.34
Number of Receivables Outstanding	31,235	30,296
Pool Balance	$339,011,571.70	$315,111,013.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$327,472,439.76	$304,492,081.77
Pool Factor	0.1630683	0.1515718

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$10,618,931.81
Targeted Overcollateralization Amount	$10,618,931.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,618,931.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		89	$242,948.27
(Recoveries)		192	$65,549.37
Net Losses for Current Collection Period			$177,398.90
Cumulative Net Losses Last Collection Period			$13,457,514.07
Cumulative Net Losses for all Collection Periods			$13,634,912.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.63%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.75%	613	$8,676,058.44
61-90 Days Delinquent	0.30%	63	$932,657.71
91-120 Days Delinquent	0.12%	21	$375,103.09
Over 120 Days Delinquent	0.58%	105	$1,822,402.71
Total Delinquent Receivables	3.75%	802	$11,806,221.95

Repossession Inventory:
Repossessed in the Current Collection Period		30	$365,353.88
Total Repossessed Inventory		44	$603,721.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1861%
Preceding Collection Period			0.1309%
Current Collection Period			0.6509%
Three Month Average			0.3226%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5301%
Preceding Collection Period			0.5795%
Current Collection Period			0.6238%
Three Month Average			0.5778%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer